Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Common stocks: 95.64%
Communication services: 7.26%
Entertainment: 2.61%
Liberty Media Corporation †	220,600	$ 14,001,482
Roku Incorporated †	81,400	6,686,196
Warner Music Group Corporation Class A	666,000	16,223,760
		36,911,438
Interactive media & services: 4.65%
Bumble Incorporated Class A †	786,563	22,141,748
IAC/InterActiveCorp †	286,215	21,743,754
ZoomInfo Technologies Incorporated †	661,657	21,993,479
		65,878,981
Consumer discretionary: 10.78%
Diversified consumer services: 1.14%
Mister Car Wash Incorporated †«	1,486,566	16,173,838
Hotels, restaurants & leisure: 4.73%
Chipotle Mexican Grill Incorporated †	22,721	29,702,254
Domino's Pizza Incorporated	30,846	12,020,995
Hyatt Hotels Corporation Class A †	105,800	7,819,678
Wingstop Incorporated	231,600	17,316,732
		66,859,659
Internet & direct marketing retail: 2.55%
Global-E Online Limited †	737,600	14,877,392
MercadoLibre Incorporated †	33,332	21,228,151
		36,105,543
Leisure products: 1.45%
Callaway Golf Company †	1,003,391	20,469,176
Textiles, apparel & luxury goods: 0.91%
On Holding AG Class A †«	728,800	12,892,472
Financials: 3.28%
Banks: 0.58%
Silvergate Capital Corporation Class A †	153,295	8,205,881
Capital markets: 1.72%
MarketAxess Holdings Incorporated	95,010	24,323,510
Insurance: 0.98%
Goosehead Insurance Incorporated Class A	304,346	13,899,482
Health care: 23.97%
Biotechnology: 3.32%
Ascendis Pharma AS ADR †	115,447	10,731,953
CRISPR Therapeutics AG †«	120,716	7,335,911
Horizon Therapeutics plc †	115,600	9,220,256
Mirati Therapeutics Incorporated †	111,484	7,483,921
See accompanying notes to portfolio of investments

Allspring Discovery SMID Cap Growth Fund  |  1

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Biotechnology (continued)
Sarepta Therapeutics Incorporated †	98,300	$ 7,368,568
Zentalis Pharmaceuticals Incorporated †	169,026	4,749,631
		46,890,240
Health care equipment & supplies: 10.47%
Abiomed Incorporated †	73,144	18,103,871
DexCom Incorporated †	257,056	19,158,384
Heska Corporation †	86,539	8,178,801
ICU Medical Incorporated †	83,800	13,775,882
Inari Medical Incorporated †	379,040	25,770,930
Insulet Corporation †	89,806	19,572,320
iRhythm Technologies Incorporated †	99,300	10,727,379
Shockwave Medical Incorporated †	172,165	32,912,783
		148,200,350
Health care providers & services: 3.14%
Amedisys Incorporated †	189,853	19,957,347
Option Care Health Incorporated †	878,509	24,413,765
		44,371,112
Health care technology: 1.60%
Inspire Medical Systems Incorporated †	124,100	22,669,347
Life sciences tools & services: 5.44%
Azenta Incorporated	307,300	22,156,330
Bio-Rad Laboratories Incorporated Class A †	45,433	22,489,335
Bio-Techne Corporation	93,400	32,376,176
		77,021,841
Industrials: 17.18%
Aerospace & defense: 2.03%
Axon Enterprise Incorporated †	308,158	28,711,081
Building products: 2.74%
Advanced Drainage Systems Incorporated	267,100	24,057,697
Trex Company Incorporated †	269,268	14,653,565
		38,711,262
Commercial services & supplies: 6.11%
Casella Waste Systems Incorporated Class A †	535,166	38,895,865
Rollins Incorporated	637,100	22,247,532
Tetra Tech Incorporated	184,900	25,248,095
		86,391,492
Electrical equipment: 1.45%
Generac Holdings Incorporated †	97,801	20,594,935
Professional services: 1.01%
Clarivate plc †	1,034,563	14,339,043
Road & rail: 1.96%
Saia Incorporated †	147,748	27,776,624
Trading companies & distributors: 1.88%
SiteOne Landscape Supply Incorporated †	223,457	26,562,334
See accompanying notes to portfolio of investments

2  |  Allspring Discovery SMID Cap Growth Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Information technology: 29.18%
Electronic equipment, instruments & components: 6.43%
Cognex Corporation	378,598	$ 16,097,987
Novanta Incorporated †	247,894	30,062,105
Teledyne Technologies Incorporated †	119,272	44,740,120
		90,900,212
IT services: 7.87%
Globant SA †	178,445	31,049,430
Marqeta Incorporated Class A †	1,415,800	11,482,138
MongoDB Incorporated †	104,063	27,004,349
StoneCo Limited Class A †	760,695	5,857,352
WNS Holdings Limited ADR †	481,423	35,933,413
		111,326,682
Semiconductors & semiconductor equipment: 3.98%
Enphase Energy Incorporated †	146,276	28,558,926
Impinj Incorporated †	302,300	17,735,941
MKS Instruments Incorporated	98,097	10,067,695
		56,362,562
Software: 10.90%
Bill.com Holdings Incorporated †	239,514	26,332,169
Black Knight Incorporated †	214,095	13,999,672
CCC Intelligent Solutions †	1,263,600	11,625,120
Crowdstrike Holdings Incorporated Class A †	154,054	25,967,342
Five9 Incorporated †	349,006	31,808,406
HubSpot Incorporated †	51,200	15,393,280
Lightspeed Commerce Incorporated †«	669,719	14,934,734
Olo Incorporated Class A †	1,439,251	14,205,407
		154,266,130
Real estate: 3.99%
Equity REITs: 3.99%
Equity Lifestyle Properties Incorporated	368,996	26,003,148
Rexford Industrial Realty Incorporated	527,565	30,382,468
		56,385,616
Total Common stocks (Cost $1,474,498,101)		1,353,200,843

		Yield
Short-term investments: 5.96%
Investment companies: 5.96%
Allspring Government Money Market Fund Select Class ♠∞		1.26%	62,658,370	62,658,370
Securities Lending Cash Investments LLC ♠∩∞		1.56	21,704,500	21,704,500
Total Short-term investments (Cost $84,362,870)				84,362,870
Total investments in securities (Cost $1,558,860,971)	101.60%			1,437,563,713
Other assets and liabilities, net	(1.60)			(22,603,644)
Total net assets	100.00%			$1,414,960,069

See accompanying notes to portfolio of investments

Allspring Discovery SMID Cap Growth Fund  |  3

Portfolio of investments—June 30, 2022 (unaudited)

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$47,190,964	$541,460,826	$(525,993,420)	$0	$0	$62,658,370	62,658,370	$78,943
Securities Lending Cash Investments LLC	40,586,150	362,242,919	(381,124,569)	0	0	21,704,500	21,704,500	45,033#
				$0	$0	$84,362,870		$123,976

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring Discovery SMID Cap Growth Fund

Notes to portfolio of investments—June 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Discovery SMID Cap Growth Fund  |  5

Notes to portfolio of investments—June 30, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$102,790,419	$0	$0	$102,790,419
Consumer discretionary	152,500,688	0	0	152,500,688
Financials	46,428,873	0	0	46,428,873
Health care	339,152,890	0	0	339,152,890
Industrials	243,086,771	0	0	243,086,771
Information technology	412,855,586	0	0	412,855,586
Real estate	56,385,616	0	0	56,385,616
Short-term investments
Investment companies	84,362,870	0	0	84,362,870
Total assets	$1,437,563,713	$0	$0	$1,437,563,713
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended June 30, 2022, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring Discovery SMID Cap Growth Fund